FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of capital structure	The capital structure of the partnership consists of corporate borrowings and non-recourse borrowings in subsidiaries of the partnership, offset by cash and equity.

(US$ MILLIONS, except as noted)	2020	2019
Corporate borrowings	$610	$—
Non-recourse borrowings in subsidiaries of the partnership	23,166	22,399
Cash and cash equivalents	(2,743)	(1,986)
Net debt	21,033	20,413
Total equity	11,337	11,053
Total capital and net debt	$32,370	$31,466
Net debt to capitalization ratio	65%	65%

Disclosure of liquidity management	The following tables detail the contractual maturities for the partnership’s financial liabilities. The tables reflect the undiscounted cash flows of financial liabilities based on the earliest date on which the partnership can be required to pay. The tables include both interest and principal cash flows:

	December 31, 2020
(US$ MILLIONS)	< 1 Year	1-2 Years	2-5 Years	5+ Years	Total contractual cash flows
Non-derivative financial liabilities
Accounts payable and other (1)	$9,023	$480	$796	$2,067	$12,366
Interest-bearing liabilities	2,879	2,617	11,927	12,757	30,180
Lease liabilities	238	219	445	732	1,634
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(1)Excludes $2,709 million of decommissioning liabilities, other provisions, post-employment benefits, $1,889 million of unearned premiums reserve and $73 million of intercompany loans and notes payable.

	December 31, 2019
(US$ MILLIONS)	< 1 Year	1-2 Years	2-5 Years	5+ Years	Total contractual cash flows
Non-derivative financial liabilities
Accounts payable and other (1)	$8,406	$343	$454	$1,648	$10,851
Interest-bearing liabilities	2,184	1,786	7,713	16,397	28,080
Lease liabilities	229	152	393	603	1,377
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(1)Excludes $2,306 million of decommissioning liabilities, other provisions, post-employment benefits, $1,625 million of unearned premiums reserve and $210 million of intercompany loans and notes payable.

Disclosure of foreign currency exposure	The tables below set out the partnership’s currency exposure as at December 31, 2020 and 2019:

	December 31, 2020
(US$ MILLIONS)	USD	AUD	GBP	CAD	EUR	BRL	INR	Other	Total
Assets
Current assets	$5,357	$922	$1,916	$1,501	$1,179	$893	$603	$2,122	$14,493
Non-current assets	19,077	5,423	1,717	6,405	1,559	3,064	1,632	1,376	40,253
	$24,434	$6,345	$3,633	$7,906	$2,738	$3,957	$2,235	$3,498	$54,746

Liabilities
Current liabilities	$4,034	$1,141	$2,491	$1,130	$1,062	$573	$637	$1,065	$12,133
Non-current liabilities	21,362	3,327	544	2,648	705	2,037	405	248	31,276
	$25,396	$4,468	$3,035	$3,778	$1,767	$2,610	$1,042	$1,313	$43,409

Interest of others in operating subsidiaries	292	924	332	2,844	548	948	717	1,240	7,845
Net investment to the partnership	$(1,254)	$953	$266	$1,284	$423	$399	$476	$945	$3,492

	December 31, 2019
(US$ MILLIONS)	USD	AUD	GBP	CAD	EUR	BRL	INR	Other	Total
Assets
Current assets	$5,215	$628	$2,015	$1,253	$903	$707	$25	$2,049	$12,795
Non-current assets	18,853	4,848	2,283	6,026	1,582	3,230	383	1,751	38,956
	$24,068	$5,476	$4,298	$7,279	$2,485	$3,937	$408	$3,800	$51,751

Liabilities
Current liabilities	$3,439	$1,184	$2,343	$1,336	$1,147	$471	$4	$1,100	$11,024
Non-current liabilities	20,749	3,141	659	2,135	593	1,849	—	548	29,674
	$24,188	$4,325	$3,002	$3,471	$1,740	$2,320	$4	$1,648	$40,698

Interest of others in operating subsidiaries	651	641	426	2,578	427	1,173	101	1,264	7,261
Net investment to the partnership	$(771)	$510	$870	$1,230	$318	$444	$303	$888	$3,792

Disclosure of sensitivity analysis for foreign currency risk	The partnership’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the U.S. dollar is summarized below:

	December 31, 2020
(US$ MILLIONS)	OCI attributable to unitholders, before taxes		Pre-tax income attributable to unitholders
	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$(86)	$86	$6	$(6)
Canadian dollar	(120)	120	25	(25)
Brazilian real	(40)	40	—	—
Other	(101)	101	(55)	55

	December 31, 2019
(US$ MILLIONS)	OCI attributable to unitholders, before taxes		Pre-tax income attributable to unitholders
	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$(44)	$44	$2	$(2)
Canadian dollar	(60)	60	1	(1)
Brazilian real	(44)	44	(1)	1
Other	(133)	133	(36)	36

	December 31, 2018
(US$ MILLIONS)	OCI attributable to unitholders, before taxes		Pre-tax income attributable to unitholders
	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$(36)	$36	$—	$—
Canadian dollar	(12)	12	(3)	3
Brazilian real	(35)	35	(4)	4
Other	(19)	19	(5)	5